Other assets - Narrative (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash and cash equivalents for vessels under construction	$ 66,452,000	$ 0
Other current assets	$ 60,931,000	$ 0